Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of Options granted during the year	$ 8.70	$ 9.25	$ 7.61
Risk-free rate of return	1.32%	0.85%	0.98%
Expected term in months	54 months	59 months	61 months
Expected volatility	54.00%	62.00%	62.00%
Expected dividends	0.00%	0.00%	0.00%